Nature of Operations	12 Months Ended
Sep. 30, 2024
Nature of Operations [Abstract]
Nature of Operations

1. Nature of Operations

BloomZ Inc. (“the Company”) was incorporated on April 14, 2023 to act as the holding company of Kabushiki Kaisha BloomZ, which is a joint-stock corporation with limited liability organized under the laws of Japan and an operating entity in Japan (“BloomZ Japan”). BloomZ Japan is an audio producing and voice actor managing company, which aims to promote voice acting to the world stage, as an essential component of animation and an aspect of Japanese culture. Since BloomZ Japan’s inception in 2017, it has been devoting itself to providing audio production services as well as voice acting educational services to Japanese youths who wish to become professional voice actors.

At incorporation, the Company issued 5,000 ordinary shares with a par value of $0.00000002 per share (“Ordinary Shares”). On April 24, 2023, as part of its reorganization, the Company entered into a share exchange agreement with BloomZ Japan and its shareholders and acquired 1,570 shares of BloomZ Japan’s ordinary shares from its shareholders in exchange for the Company’s 7,845,000 Ordinary Shares. After the share exchange, BloomZ Japan became a wholly owned subsidiary of the Company.

The reorganization involves entities under common control. Under the guidance in ASC 805-50, for transactions between entities under common control, the assets, liabilities, and results of operations are recognized at their carrying amounts on the date of the share exchange agreement, which required retrospective combination of BloomZ Japan and BloomZ Inc. The Company’s consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods presented rather than from the incorporation. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share. This presentation reflects the economic substance of the companies, which were under common control throughout the relevant period as a single economic enterprise although legal parent-subsidiary relationships were not established.

Initial Public Offering

In July 2024, the Company completed its initial public offering (“IPO”) of 1,250,000 Ordinary Shares at a public offering price of $4.30 per share. The net proceeds to the Company from the IPO, after deducting underwriting discounts and estimated offering expenses payable by the Company, were ¥475,431 thousand.